Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Group
	Customer remediation	Litigation and other regulatory	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	44	166	1	74	38	28	13	364
Additional provisions (See Note 8)	77	137	47	—	36	23	196	516
Provisions released (See Note 8)	(18)	(18)	(4)	(7)	—	—	(11)	(58)
Utilisation and other	(13)	(149)	(59)	(20)	—	(30)	(191)	(462)
Recharge(1)	—	—	18	—	—	—	—	18
At 31 December 2022	90	136	3	47	74	21	7	378
(1) Recharge in respect of the UK Bank Levy paid on behalf of other UK entities in the Banco Santander group